Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Assumptions for Determining the Fair Value of Derivatives Using a Monte Carlo Simulation
The fair value of the warrants was determined using a Monte Carlo simulation based on the following assumptions:

	December 31,
	2012	2011
Strike Price (NOK)	11.50	11.50
Target Price (NOK)	23.00	23.00
Stock Value (NOK)	13.00	8.50
Expected Volatility (%)	50.0%	50.0%
Risk-Free Interest Rate (%)	1.44%	0.60%
Expected Life of Warrants (5.0 years at inception)	3.1	4.1
Number of Warrants	5,000,000	5,000,000

Assets Measured at Fair Value on a Recurring Basis
The following table represents the Company’s derivative asset measured at fair value on a recurring basis as of December 31, 2012 and 2011, respectively:

	Total Fair Value Measurement	Quoted Prices in Active Markets for Identical Asset or Liability (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands)
Warrants - as of December 31, 2012	$3,964	$—	$3,964	$—
Warrants - as of December 31, 2011	$1,758	$—	$1,758	$—

Assets Measured at Fair Value on a Non-Recurring Basis
The following table represents the Company’s assets measured at fair value on a non-recurring basis for which an impairment measurement was made as of December 31, 2012:

	Total Fair Value Measurement	Quoted Prices in Active Markets for Identical Asset or Liability (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Gain (Loss)
	(in thousands)
Property and Equipment, Net (1)	$1,500	$—	$—	$1,500	$(42,916)
Property and Equipment, Net (2)	$9,340	$—	$7,840	$1,500	$(60,693)

(1) This represents a non-recurring fair value measurement made at June 30, 2012 for Hercules 185.
(2) This represents a non-recurring fair value measurement made at September 30, 2012 for Hercules 252 and Hercules 258
The following table represents the Company’s assets measured at fair value on a non-recurring basis for which an impairment measurement was made as of December 31, 2010:

	Total Fair Value Measurement December 31, 2010	Quoted Prices in Active Markets for Identical Asset or Liability (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Gain (Loss)
	(in thousands)
Property and Equipment, Net	$27,848	$—	$—	$27,848	$(125,136)

Carrying Value and Fair Value of the Company's Long-Term Debt Instruments
The following table provides the carrying value and fair value of the Company’s long-term debt instruments:

	December 31, 2012		December 31, 2011
	Carrying Value	Fair Value	Carrying Value	Fair Value
	(in millions)
Term Loan Facility (terminated April 2012)	n/a	n/a	$452.9	$442.0
7.125% Senior Secured Notes, due April 2017	$300.0	$317.1	n/a	n/a
10.5% Senior Notes, due October 2017	294.5	326.6	293.7	291.2
10.25% Senior Notes, due April 2019	200.0	219.6	n/a	n/a
3.375% Convertible Senior Notes, due June 2038	67.1	68.5	90.2	84.7
7.375% Senior Notes, due April 2018	3.5	3.3	3.5	2.8